Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of detailed information about intangible assets	Intangible assets comprise the following:
	March 31, 202 4	March 31, 202 3
Goodwill	-	-
Other intangible assets	641,862	622,688
	641,862	622,688

Disclosure of detailed information about the intangible assets other than goodwill
The following table presents the changes in intangible assets during the years ended March 31, 2024
 and
 2023.

	Bandwidth Capacity	Software	License fees	Total

(A) Cost
Balance as of April 01, 2022	736,388	1,903,704	78,000	2,718,093
Acquisitions during the year	36,900	383,476	-	420,376
Disposals during the year	-	-	-	-
Balance as of March 31, 2023	773,288	2,287,180	78,000	3,138,468
Acquisitions during the year	-	508,172	-	508,172
Adjustment	-	-	-	-
Disposals during the year	-	256	-	256
Balance as of March 31, 2024	773,288	2,795,096	78,000	3,646,384

(B) Amortization
Balance as of April 01, 2022	587,178	1,452,946	43,439	2,083,363
Amortization for the year	95,319	333,735	3,163	432,217
Impairment loss on intangibles
Balance as of March 31, 2023	682,497	1,786,681	46,602	2,515,780
Amortization for the year	89,216	396,530	3,150	488,896
Disposals during the year		154		154
Balance as of March 31, 2024	771,713	2,183,057	49,752	3,004,522

(C) Carrying amounts
As of April 01, 2022	149,210	450,958	34,561	634,730
As of March 31, 2023	90,791	500,499	31,398	622,688
As of March 31, 2024	1,575	612,039	28,248	641,862